Income Taxes	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
18.	INCOME TAXES

Cayman Islands & BVI

The Company and Koolearn Holding are tax-exempted companies incorporated in the Cayman Islands. Under the current law of the Cayman Islands, the Company and Koolearn Holding are not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to the Cayman Islands income or corporation tax.

The Company’s subsidiary, Abundant, is incorporated in BVI and is not subject to income tax.

United States (“US”)

Walkite US and Blingabc are incorporated in the U.S.A. and are subject to state income tax and federal income tax at 21% and 29.84%, respectively, depending upon the taxable income levels.

In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to, (1) reducing the U.S. federal corporate tax rate, (2) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years, and (3) bonus depreciation that will allow for full expensing of qualified property. The impact of the Tax Act is not material to the Group’s operation and resulted in a decrease in income tax rate from 35% before January 1, 2018 to 21% after January 1, 2018 for tax and income earned as determined in accordance with the relevant tax rules and regulations.

United Kingdom (“UK”)

Walkite UK is incorporated in the UK and is subject to income tax rate at 20%.

Australia

New Oriental Vision Overseas Consulting Australia Pty Ltd is incorporated in Australia and is subject to income tax rate at 27.5%.

Hong Kong

Smart Shine, Winner Park, Elite Concept, One World, Garden House and Koolearn Tech are incorporated in Hong Kong and are subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. Elite Concept and Smart Shine received special dividend of US$75,898, nil and US$69,567 during the years ended May 31, 2016, 2017 and 2018, respectively. Withholding taxes of US$7,590, nil and US$6,957 in connection with the dividends were fully paid during the years ended May 31, 2016, 2017 and 2018, respectively.

The Company’s PRC subsidiaries and the VIEs are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Significant components of provision for income taxes for the years ended May 31, 2016, 2017 and 2018 were as follows:

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Current:
PRC	39,467	51,142	72,785

Deferred:
PRC	(1,936)	(518)	(13,377)

Total provision for income taxes	37,531	50,624	59,408

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of 15%. Beijing Decision, Beijing Hewstone and Xuncheng continued to qualify as HNTE and were subject to a tax rate of 15% during the years ended May 31, 2016, 2017 and 2018. Beijing Smart Wood, Beijing Right Time and Beijing Joy Tend were qualified as HNTE and enjoys a tax rate of 15% from January 2017 to December 2019, from January 2018 to December 2019 and from January 2018 to December 2019, respectively. Beijing Pioneer’s HNTE certificate terminated as of December 31, 2017. According to the application timetable required by the local tax bureau, Beijing Pioneer will launch the application for new HNTE certificate in November 2018. Once qualified as HNTE, Beijing Pioneer will be subject to a tax rate of 15% starting January 1, 2018.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from Enterprise Income Tax (“EIT”) for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Smart Wood, Beijing Right Time and Beijing Joy Tend were qualified as NESE and enjoyed the EIT tax benefit that from January 2012 to December 2016, from January 2013 to December 2017, from January 2013 to December 2017, respectively. Beijing Top, Beijing Shenghe, Beijing Magnificence and Beijing Jinghong were qualified as NESE and enjoyed the EIT tax benefit from January 2014 to December 2018, from January 2014 to December 2018, from January 2015 to December 2019 and from January 2017 to December 2021, respectively.

Since its establishment through May 31, 2018, Beijing Haidian School was not required by the governing tax bureau to pay any EIT. If Beijing Haidian School is required to pay EIT in the future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of May 31,
	2017	2018
	US$	US$
Deferred tax assets
Allowance doubtful accounts	2,017	1,965
Accrued expenses	22,126	32,253
Net operating loss carry-forward	8,696	14,611

Total deferred tax assets	32,839	48,829
Less: valuation allowance	(3,981)	(5,506)

Net, deferred tax assets	28,858	43,323

Deferred tax liabilities
Acquired of intangible assets and tax impact from the unrealized gain on available-for-sale investments	2,220	12,133

Total deferred tax liabilities	2,220	12,133

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ earnings within the Group.

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$3,981 and US$5,506 as of May 31, 2017 and 2018, respectively.

As of the year ended May 31, 2018, the Group had net operating loss carried-forwards of US$54,949 from the Company’s PRC subsidiaries and the VIEs, which will expire on various dates from May 31, 2019 to May 31, 2024.

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2016, 2017 and 2018 is as follows:

	For the years ended May 31,
	2016	2017	2018
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of not deductible expenses for tax purposes	4.57	2.03	4.35
Tax effect of exempt entities	(14.00)	(7.85)	(8.10)
Effect of tax holiday	(4.05)	(5.56)	(5.70)
Changes in valuation allowance	0.25	0.11	0.43
Effect of dividend withholding tax	2.27	1.58	0.66

Effective tax rate	14.04	15.31	16.64

If WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2016, 2017 and 2018, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Increase in income tax expenses	47,559	42,895	48,444
Decrease in net income per share - basic	0.30	0.27	0.31
Decrease in net income per share - diluted	0.30	0.27	0.31

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered the PRC residents.

If the Company were to be a non-resident for the PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. During the year ended May 31, 2016, Beijing Hewstone, Shanghai Smart Words and Beijing Decision paid US$7,590 withholding tax when they paid a special dividend to their parent companies, Elite Concept. During the year ended May 31, 2018, Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer paid US$6,957 withholding tax when they paid a special dividend to their parent companies, Elite Concept and Smart Shine.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIEs that are available for distribution were US$1,457,705 and US$1,819,317 as of May 31, 2017 and 2018, respectively. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2016, 2017 and 2018. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.